Consolidated Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit after tax		£ 1,254	£ 1,317	£ 962
Non-cash items included in profit:
- Depreciation and amortisation		354	322	295
- Amortisation of premiums on debt securities		22	29	67
- Provisions for other liabilities and charges		393	397	762
- Impairment losses		257	132	156
- Corporation tax charge		560	597	380
- Other non-cash items		(240)	(628)	151
- Pension charge for defined benefit pension schemes		32	26	29
Adjustments to reconcile profit (loss)		1,378	875	1,840
Net change in operating assets and liabilities:
- Cash and balances at central banks		(25)	(30)	(22)
- Trading assets		(941)	(2,049)	(4,237)
- Derivative assets		5,529	(4,560)	2,110
- Financial assets designated at fair value		25	257	480
- Loans and advances to banks and customers		(1,829)	(2,262)	(7,786)
- Other assets		(246)	(121)	(532)
- Deposits by banks and customers		8,805	11,201	8,561
- Derivative liabilities		(5,490)	1,595	(1,224)
- Trading liabilities		15,017	2,837	(2,606)
- Financial liabilities designated at fair value		717	336	27
- Debt securities in issue		132	399	(1,166)
- Other liabilities		(1,388)	1,604	(139)
Net change in operating assets and liabilities		20,306	9,207	(6,534)
Corporation taxes paid		(484)	(507)	(419)
Effects of exchange rate differences		(574)	3,885	(559)
Net cash flows from operating activities		21,880	14,777	(4,710)
Cash flows from investing activities
Investments in other entities				(109)
Proceeds from disposal of subsidiaries	[1]		149
Purchase of property, plant and equipment and intangible assets		(542)	(374)	(356)
Proceeds from sale of property, plant and equipment and intangible assets		52	65	40
Purchase of financial investments		(726)	(9,539)	(2,021)
Proceeds from sale and redemption of financial investments		2,032	2,359	1,928
Net cash flows from investing activities		816	(7,340)	(518)
Cash flows from financing activities
Issue of AT1 Capital Securities		500		750
Issuance costs of AT1 Capital Securities		(4)		(5)
Issue of debt securities and subordinated notes		8,748	8,788	14,078
Issuance costs of debt securities and subordinated notes		(23)	(28)	(33)
Repayment of debt securities and subordinated notes		(13,763)	(11,352)	(16,098)
Repurchase of non-controlling interests			(7)	(99)
Dividends paid on ordinary shares		(829)	(419)	(564)
Dividends paid on other equity instruments		(135)	(111)	(104)
Dividends paid on non-controlling interests		(37)	(30)	(23)
Net cash flows from financing activities		(5,543)	(3,159)	(2,098)
Change in cash and cash equivalents		17,153	4,278	(7,326)
Cash and cash equivalents at beginning of the year		25,709	20,354	27,363
Effects of exchange rate changes on cash and cash equivalents		(634)	1,077	317
Cash and cash equivalents at the end of the year		42,228	25,709	20,354
Cash and cash equivalents consist of:
Cash and balances at central banks		32,771	17,107	16,842
Less: regulatory minimum cash balances		(395)	(370)	(340)
Cash and bank balances at central banks less regulatory minimum cash balances		32,376	16,737	16,502
Net trading and other cash equivalents		5,953	6,537	2,068
Net non-trading other cash equivalents		3,899	2,435	1,784
Cash and cash equivalents at the end of the year		42,228	25,709	20,354
Santander UK Group Holdings plc [member]
Cash flows from operating activities
Profit after tax	[2]	659	679
Non-cash items included in profit:
Adjustments to reconcile profit (loss)		50	21
Net change in operating assets and liabilities:
Net change in operating assets and liabilities		(1,412)	(3,957)
Effects of exchange rate differences		(429)	558
Net cash flows from operating activities		(1,132)	(2,699)
Cash flows from investing activities
Investments in other entities		(495)
Net cash flows from investing activities		(495)
Cash flows from financing activities
Issue of AT1 Capital Securities		500
Issuance costs of AT1 Capital Securities		(4)
Issue of debt securities and subordinated notes		2,103	3,241
Issuance costs of debt securities and subordinated notes		(9)	(11)
Dividends paid on ordinary shares		(829)	(419)
Dividends paid on other equity instruments		(135)	(111)
Net cash flows from financing activities		1,626	2,700
Change in cash and cash equivalents		(1)	1
Cash and cash equivalents at beginning of the year		4	3
Cash and cash equivalents at the end of the year		3	4	3
Cash and cash equivalents consist of:
Cash and cash equivalents at the end of the year		£ 3	£ 4	£ 3

[1]	In 2016, the Santander UK group sold a number of subsidiaries for a cash consideration of £149m. The net assets disposed of consisted of other assets and other liabilities of £138m.
[2]	Total comprehensive income comprises only the profit for the year; no statement of comprehensive income has been shown for the Company, as permitted by Section 408 of the UK Companies Act 2006.